INVESTMENTS (Details 6)	12 Months Ended				3 Months Ended	12 Months Ended			0 Months Ended		12 Months Ended	1 Months Ended	12 Months Ended
	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 USD ($)	Mar. 31, 2010 Hanting CNY	Dec. 31, 2010 Hanting CNY	Dec. 31, 2012 Starway Hong Kong CNY	May 01, 2012 Starway Hong Kong CNY	May 01, 2012 Starway Hong Kong Hanting USD ($)	May 01, 2012 Starway Hong Kong Hanting CNY	Dec. 31, 2012 Starway Hong Kong Hanting CNY	Nov. 30, 2010 Dining Secretary USD ($)	Dec. 31, 2012 Dining Secretary USD ($)	Dec. 31, 2012 Dining Secretary CNY	Dec. 31, 2012 BTG-Jianguo CNY
Investment transaction disclosures
Total consideration of acquisition		5,100,000	533,009,269		461,000,000	461,239,269						$ 10,000,000			10,200,000
Decrease in fair value of the investment recorded in other comprehensive income													300,000	2,100,000
Company's noncontrolling interest (as a percent)								49.00%
Noncontrolling interest in Starway	95,247,538	102,770,969		15,288,284				16,500,000
Gain on sale of noncontrolling interest							52,000,000
Transferred equity percentage									51.00%	51.00%	51.00%
Consideration received on sale of noncontrolling interest									2,700,000	17,100,000	17,131,759
Impairments recorded for investments	0